Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	$ 64	$ 7
Level 2 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments	7	2
Fair value of derivative financial instruments net	64	7
Level 3 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments	$ 57	$ 5